LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.23%
Banks–6.17%
Fifth Third Bancorp	99,520	$2,520,842
First Citizens BancShares, Inc. Class A	2,150	2,967,215
Huntington Bancshares, Inc.	285,920	2,973,568
M&T Bank Corp.	30,638	3,874,175
Regions Financial Corp.	194,500	3,345,400
		15,681,200
Beverages–1.65%
Constellation Brands, Inc. Class A	8,120	2,040,800
Keurig Dr Pepper, Inc.	68,501	2,162,576
		4,203,376
Building Products–2.23%
Carlisle Cos., Inc.	10,170	2,636,674
Fortune Brands Innovations, Inc.	48,650	3,024,084
		5,660,758
Capital Markets–5.61%
Ameriprise Financial, Inc.	13,950	4,599,036
Northern Trust Corp.	23,852	1,657,237
Raymond James Financial, Inc.	35,135	3,528,608
State Street Corp.	44,737	2,995,590
T Rowe Price Group, Inc.	14,221	1,491,356
		14,271,827
Chemicals–1.64%
Celanese Corp.	7,940	996,629
RPM International, Inc.	33,330	3,160,017
		4,156,646
Communications Equipment–0.70%
Motorola Solutions, Inc.	6,570	1,788,617
		1,788,617
Construction Materials–1.53%
Martin Marietta Materials, Inc.	9,479	3,890,940
		3,890,940
Consumer Finance–0.63%
Discover Financial Services	18,510	1,603,521
		1,603,521
Consumer Staples Distribution & Retail–1.76%
Kroger Co.	42,524	1,902,949
†U.S. Foods Holding Corp.	64,730	2,569,781
		4,472,730
Containers & Packaging–2.79%
Ball Corp.	28,986	1,442,923
Packaging Corp. of America	20,560	3,156,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	58,100	$2,504,691
		7,104,602
Distributors–2.06%
Genuine Parts Co.	13,089	1,889,790
LKQ Corp.	67,460	3,339,944
		5,229,734
Diversified REITs–0.56%
WP Carey, Inc.	26,290	1,421,763
		1,421,763
Electric Utilities–3.28%
Edison International	31,570	1,998,065
†PG&E Corp.	207,010	3,339,072
Xcel Energy, Inc.	52,560	3,007,483
		8,344,620
Electrical Equipment–4.04%
Acuity Brands, Inc.	14,577	2,482,609
AMETEK, Inc.	24,260	3,584,658
Hubbell, Inc.	13,410	4,202,828
		10,270,095
Electronic Equipment, Instruments & Components–5.58%
Amphenol Corp. Class A	29,400	2,469,306
CDW Corp.	18,190	3,670,014
Jabil, Inc.	23,334	2,960,851
†Teledyne Technologies, Inc.	8,560	3,497,445
†Zebra Technologies Corp. Class A	6,750	1,596,578
		14,194,194
Entertainment–0.98%
†Liberty Media Corp.-Liberty Live Class C	21,343	685,110
†Take-Two Interactive Software, Inc.	12,946	1,817,489
		2,502,599
Financial Services–2.18%
†FleetCor Technologies, Inc.	5,250	1,340,535
MGIC Investment Corp.	137,280	2,291,203
Voya Financial, Inc.	28,600	1,900,470
		5,532,208
Food Products–0.68%
†Post Holdings, Inc.	20,171	1,729,462
		1,729,462
Gas Utilities–0.92%
National Fuel Gas Co.	44,900	2,330,759
		2,330,759
Health Care Equipment & Supplies–1.50%
†Globus Medical, Inc. Class A	26,960	1,338,564
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	22,150	$2,485,673
		3,824,237
Health Care Providers & Services–5.21%
Cencora, Inc.	21,970	3,953,941
†Henry Schein, Inc.	51,890	3,852,832
Laboratory Corp. of America Holdings	10,570	2,125,099
Quest Diagnostics, Inc.	17,000	2,071,620
Universal Health Services, Inc. Class B	9,821	1,234,794
		13,238,286
Health Care REITs–0.41%
Ventas, Inc.	24,570	1,035,134
		1,035,134
Hotel & Resort REITs–0.39%
Host Hotels & Resorts, Inc.	62,320	1,001,482
		1,001,482
Hotels, Restaurants & Leisure–1.58%
Darden Restaurants, Inc.	14,050	2,012,241
†Expedia Group, Inc.	19,550	2,015,019
		4,027,260
Household Durables–1.06%
†Mohawk Industries, Inc.	17,420	1,494,810
Newell Brands, Inc.	133,309	1,203,781
		2,698,591
Household Products–0.55%
Energizer Holdings, Inc.	43,270	1,386,371
		1,386,371
Industrial REITs–0.42%
Rexford Industrial Realty, Inc.	21,860	1,078,791
		1,078,791
Insurance–6.31%
†Arch Capital Group Ltd.	50,800	4,049,268
Globe Life, Inc.	15,910	1,729,894
Hartford Financial Services Group, Inc.	42,660	3,025,021
Loews Corp.	77,782	4,924,378
W R Berkley Corp.	36,302	2,304,814
		16,033,375
Interactive Media & Services–0.93%
†IAC, Inc.	47,078	2,372,260
		2,372,260
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.84%
†GoDaddy, Inc. Class A	28,820	$2,146,514
		2,146,514
Machinery–8.34%
Dover Corp.	20,230	2,822,287
IDEX Corp.	11,710	2,435,914
ITT, Inc.	36,280	3,552,175
Lincoln Electric Holdings, Inc.	19,010	3,455,828
†Middleby Corp.	22,313	2,856,064
Snap-on, Inc.	15,450	3,940,677
Timken Co.	29,280	2,151,787
		21,214,732
Media–0.85%
†Liberty Media Corp.-Liberty SiriusXM Class C	85,314	2,172,095
		2,172,095
Metals & Mining–0.38%
Freeport-McMoRan, Inc.	26,010	969,913
		969,913
Multi-Utilities–3.08%
CMS Energy Corp.	73,570	3,907,303
WEC Energy Group, Inc.	48,710	3,923,590
		7,830,893
Office REITs–0.61%
Boston Properties, Inc.	26,230	1,560,160
		1,560,160
Oil, Gas & Consumable Fuels–3.85%
Coterra Energy, Inc.	92,847	2,511,511
Diamondback Energy, Inc.	21,890	3,390,323
Williams Cos., Inc.	115,040	3,875,698
		9,777,532
Passenger Airlines–0.39%
Southwest Airlines Co.	36,680	992,928
		992,928
Pharmaceuticals–0.91%
†Jazz Pharmaceuticals PLC	17,860	2,311,798
		2,311,798
Real Estate Management & Development–0.87%
†CBRE Group, Inc. Class A	29,980	2,214,323
		2,214,323
Residential REITs–3.10%
American Homes 4 Rent Class A	66,990	2,256,893
AvalonBay Communities, Inc.	10,980	1,885,705
Essex Property Trust, Inc.	5,410	1,147,407
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	9,393	$1,208,410
Sun Communities, Inc.	11,680	1,382,211
		7,880,626
Retail REITs–2.28%
Brixmor Property Group, Inc.	60,570	1,258,645
Federal Realty Investment Trust	12,370	1,121,093
Kimco Realty Corp.	100,669	1,770,768
Regency Centers Corp.	27,740	1,648,865
		5,799,371
Semiconductors & Semiconductor Equipment–0.76%
Microchip Technology, Inc.	24,860	1,940,323
		1,940,323
Specialized REITs–1.85%
Rayonier, Inc.	74,985	2,134,073
Weyerhaeuser Co.	83,850	2,570,841
		4,704,914
Specialty Retail–2.34%
†AutoZone, Inc.	1,178	2,992,108
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Bath & Body Works, Inc.	47,840	$1,616,992
Best Buy Co., Inc.	19,290	1,340,077
		5,949,177
Textiles, Apparel & Luxury Goods–2.43%
Carter's, Inc.	30,470	2,107,000
Ralph Lauren Corp.	23,060	2,677,035
Tapestry, Inc.	48,610	1,397,538
		6,181,573
Total Common Stock (Cost $151,881,709)		244,732,310

MONEY MARKET FUND–3.55%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	9,029,463	9,029,463
Total Money Market Fund (Cost $9,029,463)		9,029,463

TOTAL INVESTMENTS–99.78% (Cost $160,911,172)	253,761,773
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	550,722
NET ASSETS APPLICABLE TO 27,472,747 SHARES OUTSTANDING–100.00%	$254,312,495

†Non-income producing.
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan Mid Cap Value Fund–3

LVIP JPMorgan Mid Cap Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$244,732,310	$—	$—	$244,732,310
Money Market Fund	9,029,463	—	—	9,029,463
Total Investments	$253,761,773	$—	$—	$253,761,773
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund–4

LVIP JPMorgan Mid Cap Value Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Fund's distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan U.S. Government Money Market Fund Class IM Shares	—	$450,720	$450,720	$—	$—	$—	—	$7	$—
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	$10,078,401	17,431,307	27,509,708	—	—	—	—	109,877	—
Total	$10,078,401	$17,882,027	$27,960,428	$—	$—	$—		$109,884	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP JPMorgan Mid Cap Value Fund–5